Statement of Cash Flows - Summary of Adjustments to Reconcile Net Income to Cash (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Depreciations	kr 3,602	kr 3,587	kr 3,275
Impairment losses/reversals of impairments	512	360	568
Adjustments to reconcile net income to cash	14,915	12,226	7,830
Depreciations	2,387	2,474
Impairment losses/reversals of impairments	47	75
Amortizations	1,989	2,538	3,946
Write down of goodwill			275
Total impairments	137	55	529
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	8,674	9,089	8,318
Taxes	6,123	1,652	(1,897)
Dividends from joint ventures/associated companies	43	66	30
Undistributed earnings in joint ventures/ associated companies	331	340	(53)
Gains/losses on sales of investments and operations, intangible assets and PP&E, net	77	(812)	212
Other non-cash items	(333)	1,891	1,220
Right-of-use assets [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	2,434	2,549
Intangible asset and goodwill [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	2,126	2,593	4,475
Property, plant and equipments [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	4,114	3,947	3,843
Capitalized development expenditure [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Amortizations	906	1,519	2,559
Impairments		36	254
Intellectual property rights brands and other intangible assets [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Amortizations	1,083	1,019	kr 1,387
Impairments	kr 137	kr 19